Share-based payment arrangements	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements
16. Share-based payment arrangements
In connection with the TSX listing, on September 22, 2020, the Company closed new participation in its long-term incentive stock plan (the “Legacy Option Plan”) to directors, officers, employees and consultants. In its place, a new long-term incentive plan (the “Omnibus Incentive Plan”) was authorized.
Omnibus Incentive Plan
The Omnibus Incentive Plan permits the Company to grant awards of options, RSUs, PSUs and DSUs to eligible participants.
Vested RSUs, PSUs and DSUs will be settled by the issuance of shares at the settlement date. Stock options vest over a period of up to five years after being granted. DSUs vest immediately as they are granted for past services and settle on a deferred basis. RSUs and PSUs vest over a period of up to three years.
Paya Equity Plan
In connection with the Paya acquisition, the Company assumed the Paya Holdings Inc. Omnibus Incentive Plan, as amended (the "Paya Equity Plan"), and RSUs and stock options outstanding immediately prior to the Paya acquisition. Those outstanding RSUs and stock options were converted and replaced by 909,735 RSUs and 414,606 stock to be settled with Subordinate Voting Shares. Under the Paya equity plan, 1,324,341 Subordinate Voting Shares of the Company are reserved for issuance and issuable upon the exercise or settlement of such awards. RSU holders are eligible to receive dividends in cash, payable upon settlement if all vesting conditions are met. The Company cannot grant further awards under the Paya Equity Plan.
The portion of the replacement awards at the acquisition date relating to services rendered up to the acquisition date, representing an amount of $9,826 was included as part of the consideration transferred (note 4). At the acquisition date, the portion of the replacement awards' fair value relating to services to be rendered in the future was $11,937 and will be recognized as compensation expense over the remaining vesting period.
Legacy Option Plan
In 2017, the Company authorized the Legacy Option Plan which provided for the grant of stock options to directors, officers, employees and consultants. All stock options are to be settled by the delivery of shares. The shares subject to the Legacy Option Plan are exercisable for Subordinate Voting Shares. Under the Legacy Option Plan, the Company authorized for issuance the maximum of 11,704,100 stock options.
The stock options expire 10 years after the date of grant and are subject to possible earlier exercise and termination under certain circumstances. Under the Legacy Option Plan unless otherwise decided by the Company, stock options vest in equal installments over five years and the expense is recognized following the accelerated method as each installment is fair valued separately and recorded over the respective vesting periods.
Dividend
RSU, PSU and DSU holders are eligible to receive dividend equivalents in the form of additional RSUs, PSUs or DSUs with the same vesting conditions as the underlying awards.
Share-based payments continuity
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2023 and 2022:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2022	972,097	1,395,169	10,371	8,847,218	55.87
Forfeited	(53,947)	—	—	(194,517)	53.96
Granted	3,067,155	383,262	38,225	41,845	37.97
Exercised	(92,662)	—	—	(100,257)	20.69
Outstanding, end of year 2022	3,892,643	1,778,431	48,596	8,594,289	56.24
Forfeited	(375,233)	(454,132)	—	(190,687)	70.28
Replacement awards in a business combination	909,735	—	—	414,606	19.71
Granted	3,410,312	—	64,425	49,068	28.75
Dividend equivalents	52,081	8,604	814	—	—
Exercised	(532,259)	—	—	(719,853)	11.28
Outstanding, end of year 2023	7,357,279	1,332,903	113,835	8,147,423	57.86

Exercisable, end of year 2022	241,732	141,122	48,596	3,762,900	22.30
Exercisable, end of year 2023	1,289,637	142,565	113,835	4,180,568	28.51

Granted - Weighted average grant date fair value[1] 2022	$38.45	$49.76	$30.79	$7.01	—
Granted - weighted average grant date fair value[1] 2023	$22.15	$19.62	$24.41	$18.15	—
[1] Granted - weighted average grant date fair value includes units granted and replacement awards in a business combination.
The fair value of stock options granted was estimated on the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2023	2022
Share price	$31.49	$37.97
Exercise price	$19.71	$37.97
Risk-free interest rate	4.00%	2.98%
Expected volatility	35.5%	41.3%
Dividend yield	—	—
Expected term	6.0 years	1.1 years
The risk-free interest rate is based on the yield of a zero coupon US government security with a maturity equal to the expected life of the option from the date of the grant. Expected volatility is determined using the limited historical volatility of the Company's stock since its TSX and Nasdaq listing as well as the volatility of peer companies in the same industry over the expected term of the options granted. For the year ended December 31, 2023, the Company used an expected dividend yield of zero in the option-pricing model. In the third quarter of 2023, the Company started paying quarterly dividends. Since then, no stock options have been granted.
The PSUs, RSUs and DSUs grant date fair value was determined by using the quoted share price on the date of issuance. During the year ended December 31, 2022, 383,262 PSUs awarded included performance conditions and the right to these units will vest upon meeting the related performance criteria. These units had a maximum payout of 200% and could result in an additional 383,262 shares being issued. The performance conditions were not met and the units were forfeited in the year ended December 31, 2023.
Stock options outstanding by exercise price
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2023:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	836,314	4.2	836,314	4.2
3.42 – 4.00	720,597	4.7	720,597	4.7
4.70 – 6.30	43,699	5.1	43,699	5.1
11.51 – 17.22	552,026	6.1	376,529	6.1
17.99 – 37.51	2,350,983	6.9	1,230,029	6.8
47.21 – 78.58	711,251	5.6	610,181	5.3
104.53 – 127.33	2,932,553	7.8	363,219	7.7
	8,147,423	6.6	4,180,568	5.7
Of the stock options outstanding as at December 31, 2023, a total of 4,361,589 (2022 - 4,368,267) are held by key management personnel.